Cover	Oct. 15, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 15, 2021
Current Fiscal Year End Date	--12-31
Entity File Number	001-17204
Entity Registrant Name	American Noble Gas, Inc.
Entity Central Index Key	0000822746
Entity Tax Identification Number	20-3126437
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	15612 College Blvd.
Entity Address, City or Town	Lenexa
Entity Address, State or Province	KS
Entity Address, Postal Zip Code	66219
City Area Code	(913)
Local Phone Number	948-9512
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false